Information by business segment and geographic area (Details 3) - USD ($) $ in Millions	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		$ 3,715	$ 1,872
Intangible	$ 10,195	10,195	11,631	$ 11,001	$ 10,238
Property, plant and equipment		44,582	48,396
Total		58,492	61,899
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures		1,805	1,872
Intangible		8,451	9,822
Property, plant and equipment		30,317	33,769
Total		40,573	45,463
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible		1,742	1,808
Property, plant and equipment		11,703	11,890
Total		13,445	13,698
Americas Except Brazil And Canada [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		4	4
Total		4	4
Country Of Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		57	59
Total		1,967	59
Investments in associates and joint ventures		1,910
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Intangible		1	1
Property, plant and equipment		10	14
Total		11	15
Asia Except China And Indonesia [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		672	731
Total		672	731
Country Of Europe [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		603	678
Total		603	678
Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Intangible		1
Property, plant and equipment		1,216	1,251
Total		$ 1,217	$ 1,251